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02.28 Fidelity Small Cap Enhanced Index Fund PRO-05 | Fidelity® Small Cap Enhanced Index Fund
Fund Summary Fund:<br/>Fidelity® Small Cap Enhanced Index Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Small Cap Enhanced Index Fund}	02.28 Fidelity Small Cap Enhanced Index Fund PRO-05 Fidelity® Small Cap Enhanced Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Small Cap Enhanced Index Fund}	02.28 Fidelity Small Cap Enhanced Index Fund PRO-05 Fidelity® Small Cap Enhanced Index Fund Fidelity Small Cap Enhanced Index Fund-Default
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.64%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Small Cap Enhanced Index Fund}	02.28 Fidelity Small Cap Enhanced Index Fund PRO-05 Fidelity® Small Cap Enhanced Index Fund Fidelity Small Cap Enhanced Index Fund-Default USD ($)
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Russell 2000® Index, which is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market.
  Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Index.
  Investing in domestic and foreign issuers.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.38%	December 31, 2010
Lowest Quarter Return	-21.19%	September 30, 2011
Year-to-Date Return	-31.45%	March 31, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019

Average Annual Total Returns{- Fidelity® Small Cap Enhanced Index Fund} - 02.28 Fidelity Small Cap Enhanced Index Fund PRO-05 - Fidelity® Small Cap Enhanced Index Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Small Cap Enhanced Index Fund-Default | Return Before Taxes	23.65%	6.80%	11.71%
Fidelity Small Cap Enhanced Index Fund-Default | After Taxes on Distributions	23.37%	5.38%	10.22%
Fidelity Small Cap Enhanced Index Fund-Default | After Taxes on Distributions and Sales	14.20%	5.17%	9.45%
Russell 2000® Index(reflects no deduction for fees, expenses, or taxes)	25.52%	8.23%	11.83%